Document And Entity Information	Jun. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2024
Entity Registrant Name	VILLAGE FARMS INTERNATIONAL, INC.
Entity Central Index Key	0001584549
Entity Emerging Growth Company	false
Entity File Number	001-38783
Entity Incorporation, State or Country Code	A6
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	4700-80th Street
Entity Address, City or Town	Delta
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4K 3N3
City Area Code	(604)
Local Phone Number	940-6012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	VFF
Security Exchange Name	NASDAQ